Other gains (losses), net	12 Months Ended
Mar. 31, 2021
Other Income and Expenses [Abstract]
Other gains (losses), net
17.	Other gains (losses), net

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
Gain from the re-measurement of the previously held equity interests to the fair value in the business acquisition (Note 3)	—	481	—
Foreign exchange losses, net	(8,971)	(3,787)	(2,867)
Gain on disposal of other debts (Note 22)	—	10,095	6,846
Reimbursement from a depositary bank (a)	—	—	6,556
Others	(843)	195	797

	(9,814)	6,984	11,332

(a)	In December 2020, the Company received a reimbursement of US$1.0M (equivalent to RMB6.6 million) from the depository for the establishment and maintenance of the ADS program.